PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
13.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Value-added tax deductible	443,761,055	286,198,731
Deposit for customer duty, bidding and others	93,536,791	154,023,704
Assets held for sale related to land use right	38,832,489	-
Prepayment for income tax	29,879,013	24,323,033
Receivables related to land use right disposal	20,435,188	23,172,107
Prepaid commission	18,970,826	2,013,070
Prepaid insurance premium	16,851,945	19,237,805
Rental deposit and prepayment	4,297,689	5,897,704
Employee advances	7,285,193	8,584,936
Receivables of option exercised	10,210,003	6,135,783
Derivative assets	7,277,406	-
Prepaid professional service fee	4,057,488	4,095,436
Receivable related to disposal of subsidiaries (note 1)	-	185,380,069
Others	20,053,820	47,581,875
Total	715,448,906	766,644,253

Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.

As of December 31, 2015 and 2016, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

Derivative assets as of December 31,2015 represented the foreign exchange call spread option purchased in 2015 and matured prior to December 31,2016.